Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2019
Brumadinho's dam failure
Summary of changes in provision of de-characterization projects

2019
Provision recognized	2,625
Payments	(159)
Interest accretion	101
Translation adjustment	(78)
Balance at December 31	2,489

Current liabilities	309
Non-current liabilities	2,180
Liabilities	2,489

Summary of changes in provision of environmental and social agreements

2019
Provision for social and economic compensation	2,735
Provision for environmental remediation and compensation	1,190
Payments	(831)
Interest accretion	47
Translation adjustment	(158)
Balance at December 31	2,983

Current liabilities	1,568
Non-current liabilities	1,415
Liabilities	2,983